CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Preferred Stock Series B	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 0	$ 62	$ 93,273	$ (104)	$ (92,098)	$ 1,133
Beginning Balance, Shares at Dec. 31, 2012	0	62,282
Issuance of Series B preferred stock, Amount	$ 1,341					1,341
Issuance of Series B preferred stock, Shares	3
Deemed dividends on beneficial conversion feature of preferred stock			(3,148)			(3,148)
Preferred dividends					(27)	(27)
Conversion of preferred stock, Amount	$ (202)	$ 1	201
Conversion of preferred stock, Shares	(1)	878
Issuance of common stock, Amount		$ 1	462			463
Issuance of common stock, Shares		670
Issuance of stock options			126			126
Exercise of warrants/options, Amount		$ 7	3,269			3,276
Exercise of warrants/options, Shares		6,649
Stock-based compensation expense			824			824
Deemed dividends			537		(537)
Acquisition of treasury stock				(28)		(28)
Net Loss					(7,215)	(7,215)
Ending Balance, Amount at Dec. 31, 2013	$ 1,139	$ 71	101,840	(132)	(103,025)	(107)
Ending Balance, Shares at Dec. 31, 2013	2	70,479
Conversion of preferred stock, Amount	$ (461)	$ 2	459
Conversion of preferred stock, Shares	(1)	2,311
Issuance of common stock and warrants, Amount		$ 21	3,348			3,369
Issuance of common stock and warrants, Shares		20,872
Issuance of warrants			372			372
Issuance of stock options			61			61
Exercise of warrants/options, Amount		$ 96				96
Exercise of warrants/options, Shares	441
Stock-based compensation expense			886			886
Stock-based compensation expense, Shares		2
Conversion of debts into common stock, Amount		$ 3	890			$ 893
Conversion of debts into common stock, Shares		2,784
Issuance of stock, Shares						26,409,893
Net Loss					(9,883)	$ (9,883)
Ending Balance, Amount at Dec. 31, 2014	$ 678	$ 97	$ 107,952	$ (132)	$ (113,060)	$ (4,465)
Ending Balance, Shares at Dec. 31, 2014	1	96,889